Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 1,443	$ 1,278
Work-in-process	776	601
Finished goods	5,202	4,573
Total inventories	$ 7,421	$ 6,452	[1]

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).